LONG-TERM NOTES AND LOANS PAYABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Notes and Loans Payable, Net
The following table represents the Company’s Long-term notes and loans payable, net balances as of December 31, 2024 and December 31, 2023:

($ in thousands)	December 31, 2024	December 31, 2023
Senior Loan	$360,000	$400,000
Mortgage Loans	19,787	20,160
Short-term borrowings and interest payable	9,325	9,813
Financing liability	93,689	95,698
Total borrowings and interest payable	$482,801	$525,671
Less: Unamortized debt issuance costs	(10,117)	(16,141)
Less: Short-term borrowings and interest payable	(9,325)	(9,813)
Less: Current portion of financing liability	(2,609)	(2,004)
Total Long-term notes and loans payable, net	$460,750	$497,713